Financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities [Abstract]
Financial assets and liabilities
14	Financial assets and liabilities

Categories of financial assets and liabilities
The financial assets and liabilities at December 31, 2018 and 2017 are summarized as follows:

	2018	2017
Financial assets
Valued at amortized cost
Cash and cash equivalents	$278,842	$422,083
Restricted cash	39,313	39,471
Trade receivables	179,233	182,623
Other accounts receivable	226,508	143,925
Related parties	207,964	217,188
Total current financial assets	$931,860	$1,005,290

Financial liabilities
Valued at amortized cost
Short-term portion of the financial debt	$223,362	$502,361
Trade payables	262,090	169,072
Accounts payable and accrued expenses	346,505	339,426
Related parties	18,379	34,756
Total short-term portion of the financial debt	850,336	1,045,615
Long-term financial debt	392,063	396,257
Total financial liabilities	$1,242,399	$1,441,872

At December 31, 2018 and 2017, the carrying value of the financial assets and liabilities at amortized cost is considered similar to their fair value.

The information for financing at December 31, 2018 and 2017 is summarized as follows:

	2018		2017
	Short-term	Long-term	Short-term	Long-term
Payable in Mexican pesos
Daimler Financial Services México, S. de R.L. de C.V.(a)	$8,191	$18,579	$17,218	$21,246
Recognition of debt and substitution of debtor for $40.9 million at a fixed rate of 12%, with monthly payments of principal and interest and maturing November 2019.

In order to improve the profile of the schedule of payments, a new debt recognition was formalized on October 11, 2018, in the amount of $28 million at a 12.9% fixed rate, with monthly payments on principal and interest, due October 2021.

Banco Autofin México, S.A. Institución de Banca Múltiple	23,342	52,036	19,559	55,930
Five lines of credit with mortgage surety for $45.8, $34.6, $25.5, $21.6, and $8.4 million at a variable rate of the 28- day TIIE plus 450 basis points, with monthly payments of principal and interest, maturing September 2021.

On November 26, 2018, a new line of credit was drawn down in the amount of $20 million at a variable rate at 28-day TIIE, plus 550 base points, due November 2023.

INPIASA, S.A. de C.V. (b)	1,566	2,610	1,566	4,175
Contract for line of credit, the first for $15.7 million at a variable rate of the 28-day TIIE plus 450 basis points, with monthly payments of principal and interest, and maturing August 2021.

Banco del Bajío, S.A. (b)	1,304	-	1,423	1,304
$8.5 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing November 2019.

HSBC, S.A. (b)	1,629	2,173	1,629	3,802
$9.77 million line of credit at a variable rate of the 28-day TIIE plus 300 points, with monthly payments of principal and interest, and maturing April 2021.

Banco del Bajío, S.A. Intemza(b)	1,264	842	1,264	2,106
$9.36 million line of credit at a variable rate of the 28-day TIIE plus 250 points, with monthly payments of principal and interest, and maturing August 2020.

	2018		2017
	Short-term	Long-term	Short-term	Long-term

CI Banco S.A. Institución de Banca Múltiple	-	-	15,000	-
$40 million line of credit at a variable rate of the 28-day TIIE plus 150 points, with monthly payments of principal and interest on outstanding balances, and maturing November 2018. Interest payable	6,801	-	2,213	-
	44,097	76,240	59,872	88,563

Payable in US dollars
DVB Bank América, NV (c)	-	-	282,677	-
Two lines of credit with mortgage surety; the first for US$25.0 million (approximately $485.2 million) at an average rate of 7.42% and maturing May 2017. The second, for US$27.5 million, at an average rate of 7.78%, and maturing June 2017.

The restructuring of the payment schedule and outstanding balance amounting to $16 million dollars was formalized in June 2017, with a variable Libor rate at 90 days plus 325 points, with monthly payments on principal and interest on unpaid balances, due June 2018.

On May 17, 2018, the total line was prepaid in the original amount of $25 million dollars.

The Company was awarded an extension of the due date of the second line, which originally amounted to $27.5 million dollars. It was entirely liquidated on September 19, 2018.

ACT Maritime, LLC (c)	15,330	81,452	-	-
A line of credit at 5 years was contracted in September 2018 in the amount of $5.52 million dollars with a variable Libor rate at 90 days plus 750 points, with quarterly payments of principal and interest, due September 2023. The total credit line that it had with DVB Bank America NV was totally liquidated with the proceeds of this line

DEG-Deutsche Investitions – UND (d)	35,382	-	23,682	29,603
US$8.5 million line of credit with pledge surety at 8.01% fixed rate, with semiannual payments of principal and interest on outstanding balances, with a two-year grace period on the principal and maturing July 2014.

On September 2, 2016, the restructuring of the outstanding balance amounting to $4.1 million dollars (approximately 80.9 million) by extending the due date up to December 2019, with quarterly payments on principal and interest on the unpaid balance at a variable Libor rate at 90 days plus 550 points for the first 4 quarters, 650 points for the next 4 quarters, 750 points for the net 4 quarters, and finally 900 points for the last 2 quarters.

In order to have a better payment profile, the Company is negotiating with the bank to extend the credit term.

	2018		2017
	Short-term	Long-term	Short-term	Long-term

Other (e)	88,455	-	98,677	-
Unsecured credits were contracted, each one amounting to $3 million dollars at a fixed rate of 11.25%, with semester payments on principal and interest, originally due January 2016.

Both credits were contracted again in January 2017, and $1 million dollars on one of them was paid and both were due in July 2017.

The payment rescheduling and outstanding balance amounting to $5 million dollars were formalized in July 2017, with a fixed rate of 11.25% with monthly payments on interest and principal, due July 2018.

A new rescheduling of payments and unpaid balance amounting to $4.5 million dollars was formalized in July 2018, with an 11.25% fixed rate with monthly interest payments. The principal amounting to $500 thousand dollars was paid in July 2018, and the balance of 4.5 million dollars is due in July 2019.

FTAI Subsea 88, Ltd	14,755	157,986	10,954	171,479
US$10.8 million line of credit through financial leasing, at 15.92% fixed rate with monthly payments of principal and interest on outstanding balances and maturing November 2023.

The Company has been in a negotiation process with the finance entity to improve its debt payment profile since October 2018, due to the incident of the ship financed in November 2018.  (See Note 9)

	153,922	239,438	415,990	201,082

	2018		2017
	Short-term	Long-term	Short-term	Long-term

Payable in euros
B V Scheepswerf Damen Gorinchem	25,343	76,385	26,499	106,612
Opening line of credit amounting to $7.58 million euros (approximating $159.2 million), at a 7.0% fixed rate with semester payments on principal and interest on unpaid balances and due November 2022.
	25,343	76,385	26,499	106,612
	$223,362	$392,063	$502,361	$396,257

(a)	On October 11, 2018 Company concluded a new restructuring process of the payment schedule due in October 2021.

(b)
They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA), related party.

(c)
The total line was prepaid in the original amount of $25 million dollars on May 17, 2018. The Company was awarded an extension of the due date of the second line, which originally amounted to $27.5 million dollars up to September 19, 2018, date on which the line with DVB Bank America, NV was entirely paid. This payment was made with the proceeds of a new line of credit with ACT Maritime, LLC. (Subsidiary of Alterna Capital Partners, LLC.) in the amount of $5.52 million dollars at a 5 year term.

(d)
The Company formally completed the restructuring of the payment schedule and the new due date will be on December 15, 2019. The Company started negotiations with the Bank to extend the due date of the credit and improve its amortization profile.

(e)
On July 19, 2018, both loans were re-contracted, extending the term to July 19, 2019. On the date of authorization of issuance of these consolidated financial statements, the Company is up to date with its obligations.

Covenants
Some of the agreements related to the abovementioned loans contain certain covenants including the observance of certain financial ratios, restrictions on dividend payments, and sales of assets, among others. As at December 31, 2018 and 2017, Grupo TMM and subsidiaries complied with the covenants set forth in those contracts.

The interest expense on the trust certificates and bank loans was $80,580 and $1,039,856 for the periods of twelve months ended December 31, 2018 and 2017, respectively.

The maturity of the long-term financial debt at December 31, 2018 and 2017 is as follows:

Maturity	2018	2017
2019	$-	$115,683
2020	99,363	65,390
2021	95,243	61,711
2022	72,985	48,538
2023	124,472	104,935
	$392,063	$396,257

(a)	There is no financing due subsequent to 2023.